Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net cash used in operations (see Appendix A)	$ (4,343)	$ (2,725)
Net cash used in operating activities	(4,343)	(2,725)
Cash flows from investing activities:
Purchase of property and equipment	(246)	(1,060)
Net cash used in investing activities	(246)	(1,060)
Cash flows from financing activities:
Proceeds from issuance of shares, net	4,400
Exercise of options into shares	67	7
Loan paid	(12)	(8)
Payments made for equipment on financing terms		(17)
Net cash provided by (used in) financing activities	4,455	(18)
Decrease in cash and cash equivalents and restricted deposits	(134)	(3,803)
Cash and cash equivalents and restricted deposits at the beginning of the period	3,971	5,663
Exchange differences on cash and cash equivalents and restricted deposits	14	54
Cash and cash equivalents and restricted deposits at the end of the period	3,851	1,914
A. Net cash used in operations:
Loss	(3,572)	(3,488)
Adjustments for:
Depreciation	327	228
Share-based compensation to employees and consultants	794	629
Exchange differences on cash and cash equivalents	(14)	(54)
Financial expenses related to financial instruments	(26)	60
Net change of operating lease accounts	(32)	292
Adjustments, noncash items, to reconcile net income (loss) to cash provided by (used in) operating activities	(2,523)	(2,333)
Changes in operating asset and liability items:
Increase in trade receivables	(242)	(95)
Decrease (increase) in inventory	158	(144)
Decrease (increase) in other receivables (including long-term receivables)	(480)	11
Increase (decrease) in trade payables (including long-term payables)	(274)	156
Increase (decrease) in accrued liabilities and other payables	(337)	91
Decrease in deferred revenues (including long term deferred revenues)	(645)	(411)
Increase (Decrease) in Operating Capital	(1,820)	(392)
Net cash used in operations	(4,343)	(2,725)
Supplemental disclosures of non-cash investing and financing activities:
Conversion of pre-paid warrants to ordinary shares	137
Obtaining right of use assets in exchange for a lease liability	23
Classification of warrants from equity to liabilities, net		$ 1,804